Other equity instruments (Tables)	6 Months Ended
Jun. 30, 2022
Miscellaneous components of equity [abstract]
Other equity instruments

	Half year ended 30.06.22	Year ended 31.12.21
	£m	£m
Opening balance as at 1 January	12,259	11,172
Issuances	1,247	1,078
Redemptions	(1,132)	—
Securities held by the Group	(17)	9
Closing balance	12,357	12,259